PORTFOLIO OF INVESTMENTS – as of March 31, 2022 (Unaudited)

Natixis Vaughan Nelson Select ETF

Shares	Description	Value (†)
Common Stocks – 95.9% of Net Assets

	Auto Components – 1.1%
4,572	Luminar Technologies, Inc.(a)	$71,460

	Biotechnology – 4.9%
1,234	Vertex Pharmaceuticals, Inc.(a)	322,037

	Capital Markets – 4.5%
2,226	Intercontinental Exchange, Inc.	294,099

	Chemicals – 5.5%
1,955	Nutrien Ltd.	203,300
624	Sherwin-Williams Co. (The)	155,763

		359,063

	Communications Equipment – 4.7%
1,282	Motorola Solutions, Inc.	310,500

	Diversified Financial Services – 5.5%
1,023	Berkshire Hathaway, Inc., Class B(a)	361,027

	Diversified Telecommunication Services – 2.5%
2,516	Cogent Communications Holdings, Inc.	166,937

	Electric Utilities – 4.6%
3,575	NextEra Energy, Inc.	302,838

	Food Products – 1.7%
1,100	McCormick & Co., Inc.	109,780

	Household Products – 3.8%
1,807	Clorox Co. (The)	251,227

	Insurance – 4.2%
844	Aon PLC, Class A	274,832

	Interactive Media & Services – 4.0%
94	Alphabet, Inc., Class A(a)	261,447

	Internet & Direct Marketing Retail – 4.1%
83	Amazon.com, Inc.(a)	270,576

	IT Services – 3.7%
1,217	Jack Henry & Associates, Inc.	239,810

	Life Sciences Tools & Services – 5.1%
1,129	Danaher Corp.	331,170

	Machinery – 2.2%
648	Caterpillar, Inc.	144,387

	Metals & Mining – 4.5%
6,218	Wheaton Precious Metals Corp.	295,852

Shares	Description	Value (†)
Common Stocks – continued

	Multiline Retail – 2.0%
590	Dollar General Corp.	$131,352

	Oil, Gas & Consumable Fuels – 3.9%
35,752	Kosmos Energy Ltd.(a)	257,057

	Pharmaceuticals – 4.6%
1,698	Johnson & Johnson	300,937

	Road & Rail – 8.1%
790	Saia, Inc.(a)	192,618
1,233	Union Pacific Corp.	336,868

		529,486

	Semiconductors & Semiconductor Equipment – 5.5%
739	Entegris, Inc.	97,001
218	Monolithic Power Systems, Inc.	105,878
579	NVIDIA Corp.	157,986

		360,865

	Software – 5.2%
1,104	Microsoft Corp.	340,374

	Total Common Stocks (Identified Cost $5,804,299)	6,287,113

Principal Amount
Short-Term Investments – 3.0%
$ 195,778	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $195,778 on 4/01/2022 collateralized by $160,200 U.S. Treasury Bond, 4.250% due 11/15/2040 valued at $199,724 including accrued interest(b) (Identified Cost $195,778)	195,778

	Total Investments – 98.9% (Identified Cost $6,000,077)	6,482,891
	Other assets less liabilities – 1.1%	72,446

	Net Assets – 100.0%	$6,555,337

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,287,113	$—	$—	$6,287,113
Short-Term Investments	—	195,778	—	195,778

Total	$6,287,113	$195,778	$—	$6,482,891

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2022 (Unaudited)

Road & Rail	8.1%
Diversified Financial Services	5.5
Semiconductors & Semiconductor Equipment	5.5
Chemicals	5.5
Software	5.2
Life Sciences Tools & Services	5.1
Biotechnology	4.9
Communications Equipment	4.7
Electric Utilities	4.6
Pharmaceuticals	4.6
Metals & Mining	4.5
Capital Markets	4.5
Insurance	4.2
Internet & Direct Marketing Retail	4.1
Interactive Media & Services	4.0
Oil, Gas & Consumable Fuels	3.9
Household Products	3.8
IT Services	3.7
Diversified Telecommunication Services	2.5
Machinery	2.2
Multiline Retail	2.0
Other Investments, less than 2% each	2.8
Short-Term Investments	3.0

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%